Cash, Cash Equivalents and Investments (Tables)	12 Months Ended
Feb. 29, 2016
Cash and Cash Equivalents [Abstract]
Components of Cash, Cash Equivalents and Investments
The components of cash, cash equivalents and investments by fair value level as at February 29, 2016 were as follows:

	Cost Basis	Unrealized Gains	Unrealized Losses	Other-than- temporary Impairment	Fair Value	Cash and Cash Equivalents	Short-term Investments	Long-term Investments	Restricted Cash
Bank balances	$603	$—	$—	—	$603	$600	$—	$—	$3
Other investments	52	—	—	—	52	—	—	52	—
	655	—	—	—	655	600	—	52	3
Level 1:
Auction rate securities	10	1	—	(1)	10	—	10	—	—

Level 2:
Term deposits, certificates of deposits, and GICs	122	—	—	—	122	—	75	—	47
Bankers’ acceptances	73	—	—	—	73	73	—	—	—
Commercial paper	402	—	—	—	402	104	298	—	—
Non-U.S. promissory notes	175	—	—	—	175	65	110	—	—
U.S. government sponsored enterprise notes	104	—	—	—	104	—	104	—	—
Non-U.S. government sponsored enterprise notes	232	—	—	—	232	—	232	—	—
Non-U.S. treasury bills/notes	395	—	—	—	395	115	280	—	—
U.S. treasury bills/notes	435	—	—	—	435	—	311	124	—
	1,938	—	—	—	1,938	357	1,410	124	47
Level 3:
Corporate notes/bonds	2	—	—	—	2	—	—	2	—
Auction rate securities	21	2	—	(4)	19	—	—	19	—
	23	2	—	(4)	21	—	—	21	—
	$2,626	$3	$—	$(5)	$2,624	$957	$1,420	$197	$50

The components of cash, cash equivalents and investments by fair value level as at February 28, 2015 were as follows:

	Cost Basis	Unrealized Gains	Unrealized Losses	Other-than- temporary Impairment	Fair Value	Cash and Cash Equivalents	Short-term Investments	Long-term Investments	Restricted Cash
Bank balances	$765	$—	$—	$—	$765	$765	$—	$—	$—
Other investments	66	—	—	—	66	—	—	66	—
	831	—	—	—	831	765	—	66	—
Level 1:
Money market funds	1	—	—	—	1	1	—	—	—
Level 2:
Term deposits, certificates of deposits, and GICs	218	1	—	—	219	76	84	—	59
Commercial paper	710	—	—	—	710	240	470	—	—
Non-U.S. promissory notes	100	—	—	—	100	—	100	—	—
Non-U.S. government sponsored enterprise notes	49	—	—	—	49	—	49	—	—
U.S. government sponsored enterprise notes	149	—	—	—	149	—	149	—	—
Non-U.S. treasury bills/notes	244	—	—	—	244	151	93	—	—
U.S. treasury bills/notes	915	—	—	—	915	—	705	210	—
Corporate notes/bonds	8	—	—	—	8	—	8	—	—
	2,393	1	—	—	2,394	467	1,658	210	59
Level 3:
Corporate notes/bonds	3	—	—	—	3	—	—	3	—
Auction rate securities	41	2	—	(6)	37	—	—	37	—
	44	2	—	(6)	40	—	—	40	—
	$3,269	$3	$—	$(6)	$3,266	$1,233	$1,658	$316	$59

Contractual Maturities of Available-for-Sale Investments
The contractual maturities of available-for-sale investments as at February 29, 2016 were as follows:

	Cost Basis	Fair Value
Due in one year or less	$1,822	$1,823
Due in one to five years	127	127
Due after five years	17	19
	$1,966	$1,969